Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions					6 Months Ended		12 Months Ended
	Oct. 10, 2025 $ / shares shares	Oct. 09, 2025 $ / shares shares	Jan. 08, 2024 shares	Aug. 18, 2021 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 $ / shares shares	Aug. 08, 2024 shares
Shareholders’ Equity [Line Items]
Exchange value (in Dollars) | $				$ 404
Percentage of statutory reserves					10.00%	10.00%
Percentage of reserve fund					50.00%	50.00%
Shareholders’ deficit					$ 398,800,000	¥ 2,705.8
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized					450,000,000		450,000,000
Common shares issued					21,140,922		21,140,922
Shares converted			2,000,000		12,597,228	12,597,228
Number of votes					one	one
Ordinary shares converted					one	one
Subscription consideration					3,085,360	3,085,360	3,085,360
Par value per share | $ / shares					$ 0.0001		$ 0.0001
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized					2,042,042		2,042,042
Common shares issued				4,042,042
Transferred shares				2,000,000
Shares converted			2,000,000
Number of votes					20	20
Par value per share | $ / shares					$ 0.0001		$ 0.0001
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Shares issued		5,000,004
Issued price per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds					$ 23,400,000	¥ 163.9
Net proceeds					$ 20,000,000	¥ 139.9
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value per share | $ / shares	$ 0.0001	$ 0.0001
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued	750,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	125,000
Issued price per share (in Dollars per share) | $ / shares	$ 4
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized					450,000,000		450,000,000
Shares issued		833,334
Common Stock [Member] | Class A Ordinary Shares [Member] | Shareholder [Member]
Shareholders’ Equity [Line Items]
Common shares issued								2,268,156
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized					2,042,042		2,042,042